UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2003
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	April 23, 2003



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 47

Form 13F Information Table Value Total : $180,642




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1805    48000 SH       SOLE                    48000
Advent Software                COM              007974108     5769   474100 SH       SOLE                   474100
Affymetrix                     COM              00826T108    13099   503800 SH       SOLE                   503800
Agile Software Corp.           COM              00846x105     6541  1018842 SH       SOLE                  1018842
ArthroCare Corp.               COM              043136100     6259   501900 SH       SOLE                   501900
BEA Systems, Inc               COM              073325102     5363   528900 SH       SOLE                   528900
BP Amoco PLC                   COM              055622104      735    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108      957       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1222      572 SH       SOLE                      572
Brocade Comm.                  COM              111621108     2383   488400 SH       SOLE                   488400
CNET Networks Inc.             COM              12613R104     5257  2094400 SH       SOLE                  2094400
Charles River Labs.            COM              159864107     1404    55000 SH       SOLE                    55000
Ciena Corp                     COM              171779101     2426   555143 SH       SOLE                   555143
Concord EFS                    COM              206197105     1449   154200 SH       SOLE                   154200
Documentum                     COM              256159104     3195   243500 SH       SOLE                   243500
Electronic Arts                COM              285512109     8364   142636 SH       SOLE                   142636
Exelixis Inc                   COM              30161Q104     2247   337900 SH       SOLE                   337900
General Electric               COM              369604103     1428    56016 SH       SOLE                    56016
General Mills                  COM              370334104      607    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      207    10000 SH       SOLE                    10000
IBM                            COM              459200101     1852    23616 SH       SOLE                    23616
Intel Corp.                    COM              458140100     1683   103392 SH       SOLE                   103392
Intuit                         COM              461202103     7715   207400 SH       SOLE                   207400
JDS uniphase corp.             COM              46612J101     3642  1277900 SH       SOLE                  1277900
Johnson & Johnson              COM              478160104      933    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     7906   967700 SH       SOLE                   967700
Linear Technology              COM              535678106    11102   359652 SH       SOLE                   359652
Magma Design                   COM              559181102     3709   478550 SH       SOLE                   478550
Maxim Intgrtd. Prod.           COM              57772K101     5855   162100 SH       SOLE                   162100
Millennium Pharm.              COM              599902103     3433   436800 SH       SOLE                   436800
Minnesota Mining               COM              604059105      260     2000 SH       SOLE                     2000
Molecular Devices              COM              60851C107     4834   399500 SH       SOLE                   399500
Nektar Therapeutics            COM              640268108     3324   526000 SH       SOLE                   526000
PMC-Sierra Inc                 COM              69344F106     2514   422600 SH       SOLE                   422600
Pfizer, Inc.                   COM              717081103     1944    62400 SH       SOLE                    62400
Rouse Co.                      COM              779273101      363    10500 SH       SOLE                    10500
Schering-Plough                COM              806605101     1127    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      304     8000 SH       SOLE                     8000
SeeBeyond Technology           COM              815704101     1940   960200 SH       SOLE                   960200
Siebel                         COM              826170102     7285   909500 SH       SOLE                   909500
Target CP                      COM              239753106     1183    40440 SH       SOLE                    40440
Tularik, Inc.                  COM              899165104     1696   335850 SH       SOLE                   335850
Vertex Pharm.                  COM              92532F100     4545   407966 SH       SOLE                   407966
Vignette Corp.                 COM              926734104     3120  2052800 SH       SOLE                  2052800
Vitesse Semi.                  COM              928497106     5556  2596300 SH       SOLE                  2596300
Webmethods                     COM              94768c108     5168   566100 SH       SOLE                   566100
Yahoo                          COM              984332106    16927   704700 SH       SOLE                   704700